Schedule of future minimum lease payments under non-cancellable operating lease agreements (Details)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Leases
2025	$ 31,850	$ 41,444	$ 85,902	$ 112,144
2026			86,183
2025	7,966	10,366	17,763	23,189
2027			17,821
Total future minimum lease payments	39,816	51,810	103,665	135,333
Total future minimum lease payments			104,004
Less imputed interest	(911)	(1,185)	(2,672)	(3,488)
Less imputed interest			(2,681)
Present value of operating lease liabilities	38,905	50,625	100,993	131,845	$ 218,146
Long-term portion			101,323	22,703
Less: current portion	(31,022)	(40,368)	(83,603)	(109,142)	(132,786)
Less: current portion			(83,876)
Long-term portion			17,447
Long-term portion	$ 7,883	$ 10,257	$ 17,390	$ 22,703	$ 85,360